Note 11 - Stock-based Compensation-10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Outstanding RSUs at beginning of period	605	$285.36	650	$259.50
Granted	—	—	—	—
Vested	(52)	259.97	(246)	255.85
Cancelled and forfeited	(537)	254.10	(45)	260.10
Nonvested RSUs as of September 30	16	$260.08	359	$285.36
	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Outstanding RSUs at beginning of period	89,206	$1.56	684	$133.20
Granted	92,444	2.57	50,843	0.62
Vested	(29,775)	4.95	(13,483)	0.62
Cancelled and forfeited	(95,652)	1.89	(621)	126.60
Nonvested RSUs as of September 30	56,223	$3.74	37,423	$20.41

	2023		2022
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSUs at beginning of period	650	$259.50	17,028	$374.40
Granted	—	—	—	—
Vested	(273)	255.85	(433)	297.00
Cancelled and forfeited	(57)	260.10	(15,945)	382.50
Nonvested RSUs at December 31	320	$285.36	650	$259.50
	2023		2022
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSUs at beginning of period	684	$133.20	2,068	$165.60
Granted	138,343	1.45	24,610	12.30
Vested	(83,700)	0.23	(25,241)	33.00
Cancelled and forfeited	(621)	126.60	(753)	206.40
Nonvested RSUs at December 31	54,706	$1.56	684	$133.20

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Nine Months Ended
	September 30,
(In thousands)	2024	2023
Research and development	$9	$21
General and administrative	15	23
Total	$24	$44
	Nine Months Ended
	September 30,
(In thousands)	2024	2023
Research and development	$24	$21
General and administrative	38	17
Total	$62	$38
	Nine Months Ended
	September 30,
(In thousands)	2024	2023
Research and development	$107	$—
General and administrative	212	—
Total	$319	$—

	December 31,
	2023	2022
Research and development	$26,400	$38,900
General and administrative	32,100	22,200
Total	$58,500	$61,100
	December 31,
	2023	2022
Research and development	$—	$65,000
General and administrative	—	30,000
Total	$—	$95,000
	December 31,
	2023	2022
Research and development	$37,700	$56,300
General and administrative	44,900	302,200
Total	$82,600	$358,500

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	2024		2023
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of period	18,093	$101.04	32,706	$96.24
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled and forfeited	—	—	(14,613)	88.17
Balance as of September 30	18,093	$101.04	18,093	$101.04
Options exercisable as of September 30:	18,093	$101.04	18,093	$101.04

	2023		2022
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of period	11,286	$254.40	12,697	$257.10
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled and forfeited	(5,433)	215.35	(1,411)	277.50
Balance at December 31	5,853	$285.36	11,286	$254.40
Options exercisable at December 31:	5,853	$285.36	11,218	$256.20
	2023		2022
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of period	21,420	$12.90	—	$—
Granted	—	—	24,480	12.90
Exercised	—	—	—	—
Cancelled and forfeited	(9,180)	12.90	(3,060)	—
Balance at December 31	12,240	$12.90	21,420	$12.90
Options exercisable at December 31:	12,240	$12.90	21,420	$12.90
Weighted average grant date fair value for options granted during the year:		$—		$10.80

Nonvested Restricted Stock Shares Activity [Table Text Block]
	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSAs at beginning of period	—	$—	—	$—
Granted	254,185	2.42	—	—
Vested	—	—	—	—
Cancelled and forfeited	—	—	—	—
Nonvested RSAs as of September 30	254,185	$2.42	—	$—